AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Amortized cost	$ 60,967	$ 75,657
Accumulated net unrealized gain	922	1,268
Carrying value	$ 61,889	$ 76,925